Other operating income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Other Operating (Expense)/Income
Gains (losses) on disposal of intangible assets and businesses		£ 31	£ 212
Polocard
Disclosure of Other Operating (Expense)/Income
Gains (losses) on disposal of intangible assets and businesses	£ 24